CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (UNAUDITED) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Cash flows from operating activities:
Net loss	$ (32,268)	$ (52,613)
Adjustments to reconcile net loss to net cash flows from operating activities:
Loss on disposal of property and equipment	13	21
Amortization and depreciation	2,705	2,899
Amortization of debt discount and issuance costs	3,338	1,663
Amortization of related party debt discount and issuance costs	504
Paid-in-kind interest capitalized to principal of debt obligations	3,473
Paid-in-kind interest capitalized to principal of related party debt obligations	641
Bad debt reserve	1,398	(2,467)
Loss on change in fair value of warrants	469	510
Loss on change in fair value of derivatives	2,533
Gain on change in fair value of earn-out liabilities	(5,290)
Loss on extinguishment of debt obligations	8,886
Excess fair value over the consideration received for SAFE		800
Equity-based compensation	11,106	184
Phantom unit expense		4,570
Settlement of accrued incentive compensation	(26,826)
Service fees settled in common stock	3,808
Gain on service fee settlement in connection with the Mergers	(6,996)
Deferred income taxes	18	40
Change in operating assets and liabilities:
Accounts receivable	(1,798)	(2,471)
Contract assets	3,863	(5,159)
Prepaid expenses	(2,668)	225
Other current assets	95	(204)
Operating right-of-use assets	622	522
Other noncurrent assets	(163)	46
Accounts payable	(3,081)	21,476
Accrued expenses	(588)	14,510
Contract liabilities	1,509	87
Operating lease liabilities	(932)	(1,011)
Other liabilities	(1,680)	100
Net cash flows from operating activities	(37,309)	(16,272)
Cash flows from investing activities:
Property and equipment purchases	(628)	(685)
Net cash flows from investing activities	(628)	(685)
Cash flows from financing activities:
Net (payments) borrowings on line of credit	(5,625)	11,510
Proceeds from debt obligations	86,226
Repayments of debt obligations	(53,500)	(3,000)
Proceeds from related party debt obligations	14,520
Financing costs paid	(13,916)	(2,000)
Proceeds from issuance of common stock	24,767
Proceeds from SAFE		8,000
Payments of deferred offering costs		(1,288)
Equity issuance costs	(31)
RSUs withheld to pay taxes	(1,067)
Net cash flows from financing activities	51,374	13,222
Net change in cash and cash equivalents	13,437	(3,735)
Cash, beginning of year	10,079	10,617
Cash, end of year	23,516	6,882
Supplemental disclosure of cash flow information:
Cash paid for interest	7,010	5,940
Deferred offering costs recognized in accounts payable		1,837
Supplemental disclosures of non-cash investing and financing activities:
Exchange of warrant liabilities for common stock	1,050
Fair value of derivatives issued as debt discount and issuance costs	12,739
Conversions of debt obligations to common stock	5,500
Conversions of related-party debt obligations to common stock	3,080
Equity issuance costs waived	6,364
Equity issuance costs settled with common stock	7,069
Loan commitment asset reclassed to debt discount	$ 2,062